UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income for the period	$ 19,689	$ 8,356
Adjustments for:
Pension and medical benefits (actuarial expense)	633	638
Results of equity-accounted investments	(341)	(1,209)
Depreciation, depletion and amortization	6,630	5,678
Impairment of assets (reversal)	167	180
Inventory write-down (write-back) to net realizable value	3	(3)
Allowance (reversals) for credit loss on trade and other receivables	39	(4)
Exploratory expenditure write-offs	94	187
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(846)	(71)
Foreign exchange, indexation and finance charges	2,882	3,652
Deferred income taxes, net	1,989	3,883
Revision and unwinding of discount on the provision for decommissioning costs	295	389
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(4)	(973)
Results from co-participation agreements in bid areas	(2,872)
Early termination and cash outflows revision of lease agreements	(401)	(227)
Decrease (Increase) in assets
Trade and other receivables	57	(735)
Inventories	(2,034)	(1,579)
Judicial deposits	(816)	(438)
Other assets	(652)	(182)
Increase (Decrease) in liabilities
Trade payables	(141)	340
Other taxes payable	6,905	2,463
Pension and medical benefits	(1,689)	(1,663)
Provisions for legal proceedings	336	(35)
Short-term benefits	(366)	(228)
Provision for decommissioning costs	(278)	(325)
Other liabilities	627	92
Income taxes paid	(5,102)	(119)
Net cash provided by operating activities	24	18,067
Cash flows from investing activities
Acquisition of PP&E and intangible assets	(4,073)	(3,135)
Investments in investees	(19)	(11)
Proceeds from disposal of assets - Divestment	3,378	502
Financial compensation from co-participation agreements	5,213
Divestment (Investment) in marketable securities	(2,108)	91
Dividends received	242	200
Net cash provided by (used in) investing activities	2,633	(2,353)
Cash flows from financing activities
Changes in non-controlling interest	(17)	(14)
Proceeds from financing	330	1,668
Repayment of principal - finance debt	(5,477)	(13,558)
Repayment of interest - finance debt	(916)	(1,227)
Repayment of lease liability	(2,682)	(2,899)
Dividends paid to Shareholders of Petrobras	(12,429)	(1,848)
Dividends paid to non-controlling interests	(58)	(39)
Net cash used in financing activities	(21,249)	(17,917)
Effect of exchange rate changes on cash and cash equivalents	(374)	300
Net change in cash and cash equivalents	5,814	(1,903)
Cash and cash equivalents at the beginning of the period	10,480	11,725
Cash and cash equivalents at the end of the period	$ 16,294	$ 9,822